CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	¥ (1,426,988)	¥ (337,953)	¥ (385,284)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment (income)/loss	75,097	45,012	(141,195)
Gain from adjustment of contingent consideration	0	0	(17,419)
Unrealized exchange losses/(gains)	(8,375)	(3,410)	6,560
Interest expense	31,659	0	0
Depreciation of property, plant and equipment	185,344	55,859	55,459
Amortization of intangible assets	688,572	633,368	495,614
Deferred income tax	(46,171)	6,863	(10,940)
Share-based compensation	1,185,839	76,981	120,045
Write-down of assets	0	0	280,591
Losses/(Gains) on disposal of property, plant and equipment	(14,910)	(22,993)	375
Gains on disposal of intangible assets	(1,520)	0	0
Share of results of equity investees	71,866	25,640	16,663
Allowance for doubtful accounts for accounts receivable, and credit losses for finance receivables	349,185	102,651	8,931
Allowance for due from related party	15,000	0	0
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(869,699)	(426,800)	(384,192)
Bills receivable	(220,308)	37,424	(42,943)
Prepayments and other receivables	(343,794)	(258,732)	(154,224)
Due from related parties	29,792	30,996	(95,769)
Other current assets	(17)	(104,313)	(47)
Other non-current assets	(375,823)	(462,033)	(19,686)
Accounts payable	483,312	619,769	433,634
Income tax payable	30,561	9,761	(16,581)
Due to related parties	25,194	35,693	35,322
Other payables and accruals	1,026,485	393,262	392,608
Other non-current liabilities	37,925	70,351	24,361
Net cash provided by operating activities	928,226	527,396	601,883
Cash flows from investing activities
Placement of time deposits	0	(2,000)	(2,388,478)
Proceeds from maturity of time deposits	2,000	100,000	2,443,311
Placement of restricted cash	(3,903,776)	(6,902,089)	(334,098)
Proceeds from restricted cash	7,828,146	1,822,631	0
Purchase of investments in equity investees	(120,429)	(280,168)	(921,130)
Disposal of investments in equity investees	127,120	0	0
Purchases of property, plant and equipment	(1,728,761)	(575,015)	(231,850)
Purchases of intangible assets	(26,706)	(33,567)	(3,607)
Proceeds from disposal of property, plant and equipment	242,282	67,090	42,960
Proceeds from disposal of intangible assets	0	445	0
Acquisition of finance receivables	(24,608,984)	(13,951,414)	(3,630,792)
Collection of finance receivables	9,135,002	2,844,009	854,056
Acquisition of subsidiaries, net of cash acquired	(49,585)	(56,513)	(6,118)
Net cash used in investing activities	(13,103,691)	(16,966,591)	(4,175,746)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	0	977,954	3,370,015
Proceeds from issuance of subsidiary’s ordinary shares, net of issuance costs	5,528,755	0	0
Proceeds from issuance of subsidiaries’ redeemable convertible preference shares, net of issuance costs	1,317,450	2,043,694	1,537,952
Contribution from noncontrolling interests	2,995	0	0
Purchase of noncontrolling interests	(36,292)	0	0
Proceeds from issuance of convertible debt	0	991,720	0
Proceeds from exercise of options	26,673	20,772	5,881
Proceeds from borrowings	23,306,791	7,775,989	361,084
Repayment of borrowings	(14,650,880)	(818,076)	0
Proceeds from asset-backed securitization debt	11,142,486	5,499,400	0
Repayment of asset-backed securitization debt	(6,795,858)	(1,068,779)	0
Net cash provided by financing activities	19,842,120	15,422,674	5,274,932
Effect of exchange rate changes on cash and cash equivalents	(133,617)	97,636	18,332
Increase/(Decrease) in cash and cash equivalents	7,533,038	(918,885)	1,719,401
Cash and cash equivalents at beginning of the year	2,021,989	2,940,874	1,221,473
Cash and cash equivalents at end of the year	9,555,027	2,021,989	2,940,874
Supplemental cash flow disclosures:
Cash paid for income taxes	(219,434)	(130,946)	(92,039)
Cash paid for interest	(1,118,736)	(71,759)	(3,117)
Supplemental disclosures of non-cash activities:
Issuance of ordinary shares in connection with business cooperation with JD.com, Inc.	0	0	3,045,268
Purchases of property, plant and equipment	9,471	1,240	1,537
Purchases of intangible assets	708	291	4,258
Amounts receivable from exercise of options	(58,415)	(3,488)	(797)
Preferred Stock [Member]
Supplemental disclosures of non-cash activities:
Conversion of Yixin preferred shares	5,323,103	0	0
Convertible Debt [Member]
Supplemental disclosures of non-cash activities:
Conversion of convertible debt	¥ 158,450	¥ 0	¥ 0